APF II RESI O4B-24A, LLC Form ABS-15G

EXHIBIT 99.1 - SCHEDULE 2

Exception Grades
Run Date - 1/13/2025 5:59:02 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
(redacted)	1017251	(redacted)		32233518			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: [redacted] not provided		[redacted] is missing.				Reviewer Comment (2024-11-19): Articles of Incorporation provided, exception cleared. Buyer Comment (2024-11-19): [redacted] are now uploaded Reviewer Comment (2024-11-18): The [redacted] Agreement cant be used as Articles being its not the same, [redacted] Agreement is a contract for shares purchased. Buyer Comment (2024-11-18): can the [redacted] Agreement be accepted in lieu of [redacted]	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	1017251	(redacted)		32233519			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: [redacted] not provided		[redacted] is missing.				Reviewer Comment (2024-11-18): Certificate of Good Standing provided, exception cleared. Reviewer Comment (2024-11-18): [redacted] is post closing, exception remains. Buyer Comment (2024-11-15): Uploaded Good Standing printout	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	1017251	(redacted)		32233521			Credit	Missing Document	General	Missing Document	Missing Document [redacted] not provided		The Closing Statement provided shows as Borrower's [redacted], the [redacted] is missing.				Reviewer Comment (2024-11-18): The Closing Statement provided, exception cleared. Buyer Comment (2024-11-18): Final Settlement Statement uploaded [redacted] , Settlement Statement signed at closing was provided with credit file. I uploaded both again today. Reviewer Comment (2024-11-18): The Final Settlement Statement is not signed. Buyer Comment (2024-11-15): Final Settlement Statement has been uploaded	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	1017440	(redacted)		32233522			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is [redacted] to cover [redacted].		[redacted] is [redacted], and not a [redacted] provided for asset account #[redacted] . Missing additional bank account statement sourced and seasoned for [redacted] days to support cash from borrower required of $[redacted]				Reviewer Comment (2024-11-18): Matrix supersedes guidelines, exception cleared. Reviewer Comment (2024-11-18): Per guidelines: Down payment funds should be seasoned [redacted] days or sourced and documented using the methodology described in the [redacted] Verification of Deposits & Assets and [redacted] selling guide: The statements must cover the most recent full [redacted] period of account activity ([redacted] days, or, if account information is reported on a quarterly basis, the most recent quarter). File contains [redacted] month.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		C	A	C	A			A	A		N/A	No
(redacted)	1017377	(redacted)	32274592	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Max LTV for [redacted]	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	FICO [redacted] Reserves: [redacted] . Experienced investor.	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2024-11-21): FICO [redacted] . Reserves: [redacted] . [redacted] elects to downgrade and waive.

Buyer Comment (2024-11-18): See exception for rent receipts.

Reviewer Comment (2024-11-15): Per the guides: f the actual rents are [redacted] market rents from the appraisal, actual rents can be utilized if all of the following requirements are met (applies to traditional lease agreements only):
• Borrower provided proof of receipt of higher rents for the latest [redacted]  prior to loan application ([redacted] , [redacted] , etc.)
• The lease has not expired and has a [redacted] . We are missing proof of rent receipt for [redacted]  months prior to loan application date.

Buyer Comment (2024-11-12): This is cash out re refinance. [redacted]  > than [redacted]   (refer to the [redacted]  included in the package) - Loan amount [redacted]
See uploaded matrix & cancel this condition.
																				11/21/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
(redacted)	1017377	(redacted)		32274593			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: [redacted] is [redacted], and not a [redacted] not provided		The certificate in file doe not have a pull date				Reviewer Comment (2024-11-15): [redacted] received, exception cleared. Buyer Comment (2024-11-12): Cert. of status executed on[redacted]	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
(redacted)	1017312	(redacted)		32274594			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2024-11-20): Form [redacted] provided with both interior and exterior photos with no damage Buyer Comment (2024-11-15): This was included in the complete package.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
(redacted)	1017312	(redacted)		32274596			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the OFAC search for the borrowing entity.				Reviewer Comment (2024-11-22): OFAC provided Buyer Comment (2024-11-15): See OFAC for Entity	11/22/2024			1	C	A	C	A	C	A	C	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
(redacted)	1017362	(redacted)		32274598			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		File is missing evidence of access to funds to the business account #[redacted] .				Reviewer Comment (2024-11-22): Operating agreement provided Buyer Comment (2024-11-19): Uploaded Operating agreement reflecting [redacted] interest and ownership of [redacted] account #[redacted]	11/22/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Investment	Purchase		C	A	C	A			A	A		N/A	No
(redacted)	1017446	(redacted)		32274602			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for utilizing appraised value, cash out seasoning is not met. Appraisal value is [redacted] and purchase price was [redacted] . Compensating factors: 1) Experienced Investor and 2) FICO greater than [redacted] above requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	FICO is [redacted] vs the minimum of [redacted] Borrower has [redacted] investments for experience	Originator Pre-Close,SitusAMC	Reviewer Comment (2024-11-20): [redacted] elects to down grade and waive using compensating factors FICO is [redacted] vs the minimum of [redacted] Borrower has [redacted] investments for experience			11/20/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
(redacted)	1017344	(redacted)	32295508	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Loan is a purchase, the most recent [redacted] months statements required. Missing the bank statement for[redacted] for account ending [redacted] .	Reviewer Comment (2024-12-02): [redacted] month meets guidelines per [redacted] matrix, exception cleared.

Buyer Comment (2024-11-26): This file is a [redacted]  and per matrix/guidelines only [redacted]  bank statement is required. Borrower has [redacted]  other verified asset accounts from Heartland. Total verified assets for closing is [redacted]. Funds required to close is [redacted] , not [redacted] . Uploaded screenshot from Final Settlement Statement, please waive/clear.

Reviewer Comment (2024-11-22): EXCEPTION HISTORY - Exception Explanation was updated on [redacted]  PRIOR Exception Explanation: Documented qualifying Assets for Closing of [redacted]  is less than Cash From Borrower [redacted]

Reviewer Comment (2024-11-22): Total funds to close, including the earnest money and any fees paid outside of closing total $[redacted]  Total liquid, available funds to close is $[redacted]  which includes acct [redacted]   [redacted]   [redacted]   and earnest money of [redacted]  . The IRA, per guidelines, can only be used for reserves at [redacted] if not liquidated.

Buyer Comment (2024-11-20): All assets uploaded
																		12/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A			A	A		N/A	No
(redacted)	1017434	(redacted)		32295510			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	(redacted) Issue: The most recent valuation inspection is dated prior to the most recent [redacted]	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a [redacted] Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2024-11-25): Appraisal in file was completed on[redacted] . The appraiser inspected interior and exterior on[redacted] [redacted] disaster occurred on [redacted] . Exception cleared.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A			A	A		N/A	No
(redacted)	1017292	(redacted)		32361421			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]s months discrepancy.		Missing asset documentation to support required reserves of [redacted] in the amount of [redacted]				Reviewer Comment (2024-11-27): Received [redacted] in trailing docs and used [redacted] from another REO that simultaneously closed with the subject for cash out reserves. Buyer Comment (2024-11-26): Borrower is using the cash funds from the closing of [redacted] to cover reserves. Reviewer Comment (2024-11-21): [redacted] [redacted] requires [redacted] reserves. File is missing bank statements to meet the reserves requirements. Buyer Comment (2024-11-18): This is a [redacted]. Please advise.	11/27/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Investment	Refinance - Rate/Term		C	A	C	A			A	A	N/A	N/A	No